Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of group's share capital
	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2019	2,591,299	259	9,199,779
Issuance of shares	817,347	82	2,112,864
Shares outstanding as December 31, 2020	3,408,646	341	11,312,643
Issuance of shares	2,491,247	249	6,257,155
Issuance of rights	-	-	7,149,995
Shares outstanding as December 31, 2021	5,899,893	590	24,719,793

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2021	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2019	2,591,299	$259	$9,199,779
Issue and fully paid common shares of US$0.0001 as at December 31, 2020	3,408,646	341	$11,312,643
Issue and fully paid common shares of US$0.0001 as at December 31, 2021	5,899,893	590	$24,719,794

Schedule of series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock
	Preferred A		Preferred C		Preferred D
	shares	Amount $	Shares	Amount $	Shares	Amount $
At December 31, 2020	-	-	-	-	-	-
New issued during the year	1,500,000	1,500,000	150,000	1,500,000	100,000	3,900,000
Converted to common stock	(260,000)	(260,000)	-	-	(20,000)	(780,000)
At December 31, 2021	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000